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                                   Law Offices
                      STRADLEY, RONON, STEVENS & YOUNG, LLP
                            2600 One Commerce Square
                                Philadelphia, PA

                                January 25, 2005

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

        Subject: UMB Scout Stock Fund, Inc. (File Nos. 2-79131 and 811-3557),
                 UMB Scout WorldWide Fund, Inc. (File Nos. 33-58070 and
                 811-7472),
                 UMB Scout Bond Fund, Inc. (File Nos. 2-79132 and 811-3558), UMB Scout Kansas Tax-Exempt Bond Fund, Inc. (File Nos. 333-40845 and 811-8513),
                 UMB Scout Money Market Fund, Inc. (File Nos. 2-78688 and 811-3528),
                 UMB Scout Tax-Free Money Market Fund, Inc. (File Nos. 2-79130 and 811-3556) and
                 UMB Scout Funds (File Nos. 333-96461 and 811-9813) - Preliminary Proxy Solicitation Materials

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, submitted electronically via the EDGAR system are a preliminary proxy statement, notice of special meeting and form of proxy to be furnished to shareholders of UMB Scout Stock Fund, Inc., UMB Scout WorldWide Fund, Inc., UMB Scout Bond Fund, Inc., UMB Scout Kansas Tax-Exempt Bond Fund, Inc., UMB Scout Money Market Fund, Inc., UMB Scout Tax-Free Money Market Fund, Inc. and UMB Scout Funds (collectively, the "Funds") in connection with a special meeting of shareholders of the Funds (the "Meeting"), scheduled to be held on March 29, 2005. Definitive copies of these proxy solicitation materials are expected to be released to shareholders on or about February 15, 2005. At the Meeting, shareholders of the Funds will be asked to approve several proposals, which are described in the proxy statement.

Please direct any questions and comments relating to this filing to Michael P. O'Hare, Esq. at (215) 564-8198, or in his absence, Prufesh Modhera, Esq. at
(202) 419-8417.

                                   Very truly yours,

                                   /s/ Michael P. O'Hare
                                   ---------------------------------
                                   Michael P. O'Hare, Partner
                                   Stradley, Ronon, Stevens & Young, LLP